COLUMBIA FUNDS TRUST I                               COLUMBIA FUNDS TRUST VI
Columbia High Yield Opportunity Fund                 Columbia Growth & Income Fund
Columbia Strategic Income Fund                       Columbia Small Cap Value Fund
Columbia Tax-Managed Growth Fund
Columbia Tax-Managed Growth Fund II                  COLUMBIA FUNDS TRUST VII
Columbia Tax-Managed Value Fund                      Columbia Newport Tiger Fund

COLUMBIA FUNDS TRUST II                              COLUMBIA FUNDS TRUST VIII
Columbia Newport Greater China Fund                  Columbia Income Fund
Columbia Money Market Fund                           Columbia Intermediate Bond Fund

COLUMBIA FUNDS TRUST III                             COLUMBIA FUNDS TRUST IX
Columbia Mid Cap Value Fund                          Columbia High Yield Municipal Fund
Columbia Liberty Fund                                Columbia Managed Municipals Fund
Columbia Global Equity Fund
Columbia Intermediate Government Income Fund         COLUMBIA FUNDS TRUST XI
Columbia Quality Plus Bond Fund                      Columbia Young Investors Fund
Columbia Corporate Bond Fund                         Columbia Growth Stock Fund
Columbia Federal Securities Fund                     Columbia Asset Allocation Fund
                                                     Columbia Dividend Income Fund
COLUMBIA FUNDS TRUST IV                              Columbia Large Cap Core Fund
Columbia Tax-Exempt Fund                             Columbia Large Cap Growth Fund
Columbia Tax-Exempt Insured Fund                     Columbia Disciplined Value Fund
Columbia Utilities Fund                              Columbia Small Cap Fund
Columbia Municipal Money Market Fund                 Columbia Small Company Equity Fund

COLUMBIA FUNDS TRUST V
Columbia California Tax-Exempt Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia New York Tax-Exempt Fund
Columbia Large Company Index Fund
Columbia U.S. Treasury Index Fund
Columbia Small Company Index Fund
Columbia Intermediate Tax-Exempt Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Pennsylvania Intermediate Municipal Bond Fund

             SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION


1. The following language is added to the section "Fund Charges and Expenses" in Part I of the Statements of Additional Information.

With respect to Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia Large Cap Growth Fund, Administration Agreements with Columbia Management Advisors, Inc. have been amended to reduce the rates at which fees are payable thereunder to the annual rate of 0.10% of the average daily net assets of Columbia Large Company Index Fund and Columbia Small Company Index Fund and 0.05% of the average daily net assets of Columbia Large Cap Growth Fund.

With respect to each Fund listed below, Investment Advisory Agreement with Columbia Management Advisors, Inc. has been amended so that, effective February 9, 2005, the fees payable thereunder will be paid at the following reduced rates:

Columbia Tax-Managed Growth Fund

Average Daily Net Assets                                        Rate
Net assets under $500 million                                  0.520%
Net assets of $500 million but less than $1 billion            0.470%
Net assets of $1 billion but less than $1.5 billion            0.420%
Net assets of $1.5 billion but less than $3 billion            0.370%
Net assets of $3 billion but less than $6 billion              0.350%
Net assets in excess of $6 billion                             0.330%

Columbia Tax-Managed Growth Fund II and Columbia Tax-Managed Value Fund

Average Daily Net Assets                                       Rate
Net assets under $500 million                                  0.720%
Net assets of $500 million but less than $1 billion            0.670%
Net assets of $1 billion but less than $1.5 billion            0.620%
Net assets of $1.5 billion but less than $3 billion            0.570%
Net assets of $3 billion but less than $6 billion              0.550%
Net assets in excess of $6 billion                             0.530%

Columbia Large Cap Growth Fund

Average Daily Net Assets                                       Rate
Net assets under $200 million                                  0.70%
Net assets of $200 million but less than $500 million          0.575%
Net assets in excess of $500 million                           0.45%

Columbia Large Cap Core Fund, Columbia Disciplined Value Fund and Columbia Dividend Income Fund

Average Daily Net Assets                                       Rate
Net assets under $500 million                                  0.700%
Net assets of $500 million but less than $1 billion            0.650%
Net assets of $1 billion but less than $1.5 billion            0.600%
Net assets of $1.5 billion but less than $3 billion            0.550%
Net assets of $3 billion but less than $6 billion              0.530%
Net assets in excess of $6 billion                             0.510%

Columbia Growth & Income Fund

Average Daily Net Assets                                       Rate
Net assets under $500 million                                  0.770%
Net assets of $500 million but less than $1 billion            0.720%
Net assets of $1 billion but less than $1.5 billion            0.600%
Net assets of $1.5 billion but less than $3 billion            0.600%
Net assets of $3 billion but less than $6 billion              0.600%
Net assets in excess of $6 billion                             0.580%

Columbia Asset Allocation Fund

Average Daily Net Assets                                       Rate
Net assets under $500 million                                  0.650%
Net assets of $500 million but less than $1 billion            0.600%
Net assets of $1 billion but less than $1.5 billion            0.550%
Net assets of $1.5 billion but less than $3 billion            0.500%
Net assets of $3 billion but less than $6 billion              0.480%
Net assets in excess of $6 billion                             0.460%

Columbia Newport Tiger Fund

Average Daily Net Assets                                       Rate
Net assets under $500 million                                  0.700%
Net assets of $500 million but less than $1 billion            0.700%
Net assets of $1 billion but less than $1.5 billion            0.620%
Net assets of $1.5 billion but less than $3 billion            0.570%
Net assets of $3 billion but less than $6 billion              0.520%
Net assets in excess of $6 billion                             0.470%

Columbia Newport Greater China Fund

Average Daily Net Assets                                       Rate
Net assets under $500 million                                  0.950%
Net assets of $500 million but less than $1 billion            0.950%
Net assets of $1 billion but less than $1.5 billion            0.870%
Net assets of $1.5 billion but less than $3 billion            0.820%
Net assets of $3 billion but less than $6 billion              0.770%
Net assets in excess of $6 billion                             0.720%

Columbia Federal Securities Fund

Average Daily Net Assets                                       Rate
Net assets under $500 million                                  0.530%
Net assets of $500 million but less than $1 billion            0.480%
Net assets of $1 billion but less than $1.5 billion            0.450%
Net assets of $1.5 billion but less than $3 billion            0.420%
Net assets in excess of $3 billion                             0.400%

Columbia Intermediate Government Income Fund

Average Daily Net Assets                                       Rate
Net assets under $500 million                                  0.460%
Net assets of $500 million but less than $1 billion            0.410%
Net assets of $1 billion but less than $1.5 billion            0.380%
Net assets of $1.5 billion but less than $3 billion            0.350%
Net assets of $3 billion but less than $6 billion              0.340%
Net assets in excess of $6 billion                             0.330%

Columbia Intermediate Bond Fund

Average Daily Net Assets                                       Rate
Net assets under $500 million                                  0.350%
Net assets of $500 million but less than $1 billion            0.350%
Net assets of $1 billion but less than $1.5 billion            0.300%
Net assets of $1.5 billion but less than $3 billion            0.290%
Net assets of $3 billion but less than $6 billion              0.280%
Net assets in excess of $6 billion                             0.270%

Columbia Tax-Exempt Insured Fund and Columbia Tax-Exempt Fund

Average Daily Net Assets                                       Rate
Net assets under $500 million                                  0.550%
Net assets of $500 million but less than $1 billion            0.500%
Net assets of $1 billion but less than $1.5 billion            0.470%
Net assets of $1.5 billion but less than $3 billion            0.440%
Net assets of $3 billion but less than $6 billion              0.430%
Net assets in excess of $6 billion                             0.420%

Columbia Corporate Bond Fund, Columbia Quality Plus Bond Fund, Columbia Florida Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Intermediate Tax-Exempt Bond Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund

Average Daily Net Assets                                       Rate
Net assets under $500 million                                  0.480%
Net assets of $500 million but less than $1 billion            0.430%
Net assets of $1 billion but less than $1.5 billion            0.400%
Net assets of $1.5 billion but less than $3 billion            0.370%
Net assets of $3 billion but less than $6 billion              0.360%
Net assets in excess of $6 billion                             0.350%

Columbia Income Fund

Average Daily Net Assets                                       Rate
Net assets under $500 million                                  0.420%
Net assets of $500 million but less than $1 billion            0.375%
Net assets of $1 billion but less than $1.5 billion            0.370%
Net assets of $1.5 billion but less than $3 billion            0.340%
Net assets of $3 billion but less than $6 billion              0.330%
Net assets in excess of $6 billion                             0.320%

Columbia High Yield Opportunity Fund and Columbia Strategic Income Fund

Average Daily Net Assets                                        Rate
Net assets under $500 million                                   0.600%
Net assets of $500 million but less than $1 billion             0.550%
Net assets of $1 billion but less than $1.5 billion             0.520%
Net assets in excess of $1.5 billion                            0.490%

Previously, Columbia Management had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

2. The following paragraph is added to the section "How to Buy Shares" in Part II of the Statements of Additional Information:

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.


3. The Fund's Trustees have approved, subject to shareholder approval at a shareholder meeting expected to be held in 2005, the replacement of each Fund's current fundamental investment restrictions with the following standardized fundamental investment restrictions (except that municipal funds will retain their current 80% policies required under Rule 35d-1 under the Investment Company Act of 1940):

Proposed Fundamental Restrictions Each Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or
     (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. [Except for Funds that are "concentrated" in an industry or group of related industries.] Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. [Except for Funds classified as "non-diversified" under Section 5 of the 1940 Act.] Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief. [For municipal Funds only: For purposes of this restriction, tax exempt securities that are supported solely by the revenues of a particular private entity will be deemed to have been issued by that entity.]



     G-35/994U-0405                                              April 15, 2005